Property	1 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property

NOTE 8 – PROPERTY

The Company does not own any property. It operates its business remotely from Canada. Commencing in March 2014, the Company leases a virtual office in Santa Monica, California under an oral agreement from an unrelated third party, which also leases offices to its legal counsel.